Distributions (Q3) (Details) - Series X Ordinary Units [Member] - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Jun. 10, 2022	Sep. 30, 2022
Distributions [Abstract]
Special distribution, approved date		Jun. 10, 2022
Special distribution (in dollars per share)	$ 0.75
Total special distribution	$ 83,313
Special distribution, partially paid date		Jun. 30, 2022
Special distribution, fully paid date		Jul. 31, 2022